INCOME TAXES (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INCOME TAXES [Abstract]
Income before income taxes as reported in the consolidated statements of operations	$ 5,424		$ 5,479		$ 3,938
Income taxes under statutory tax rate	1,466		1,816		1,257
Decrease in valuation allowance	(611)		(693)		(190)
Increase (decrease) in taxes resulting from permanent differences and non-deductible expenses	5		(48)		204
Tax in respect of prior years	81		711
Differences in taxes arising from differences between Israeli currency income and dollar income, net	83	[1]	172	[1]	56	[1]
Differences to statutory tax rate in Israel	(246)
Temporary differences	(296)
Other	90		(188)
Income taxes in the statements of operations	$ 572		$ 1,770		$ 1,327

[1]	Differences between Israeli currency income and dollar income are based on changes in the Israeli CPI (the basis for computation of taxable income in Israel) and the exchange rate of Israeli currency relative to the dollar.